BACKGROUND, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUTNING POLICIES - Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation expense, including amortization of capital leases	$ 38.5	$ 39.7	$ 42.7
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	40 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	15 years